GE CAPITAL LIFE SEPARATE ACCOUNT III

Financial Statements

December 31, 2002

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT III

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Policy Owners

GE Capital Life Separate Account III

    and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account III (the Account) (comprising the Alliance Variable Products Series Fund, Inc.—Growth and Income Portfolio-Class B; Fidelity Variable Insurance Products Fund (“VIP”)—VIP Equity-Income Portfolio-Service Class 2; GE Investments Funds, Inc.—Income Fund, Mid-Cap Value Equity Fund, S&P 500® Index Fund; Janus Aspen Series—Balanced Portfolio-Service Shares; and PIMCO Variable Insurance Trust—High Yield Portfolio-Administrative Class Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds and GE Investments, Inc.—Money Market Fund for the year or lesser period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account III as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for the year or lesser period then ended, and their financial highlights for the year or lesser period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 28, 2003

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 2002

	Alliance Variable Products Series Fund, Inc.	Fidelity Variable Insurance Products Fund (“VIP”)	GE Investments Funds, Inc.			Janus Aspen Series	PIMCO Variable Insurance Trust
	Growth and Income Portfolio — Class B	VIP Equity- Income Portfolio — Service Class 2	Income Fund	Mid-Cap Value Equity Fund	S&P 500® Index Fund	Balanced Portfolio — Service Shares	High Yield Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$88	89	46	45	88	45	46

Total assets	$88	89	46	45	88	45	46

Net Assets
Net assets attributable to variable life policy owners	$88	89	46	45	88	45	46

Outstanding units (note 4a, and 5): Type I	9	9	4	5	9	5	4

Net asset value per unit: Type I	$9.41	9.51	10.32	9.40	9.44	9.80	10.86

Investments in securities, at cost	$91	92	48	46	92	46	45

Shares outstanding	5	5	4	3	5	2	6

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations

	Alliance Variable Products Series Fund, Inc.	Fidelity Variable Insurance Products Fund (“VIP”)	GE Investments Funds, Inc.			Janus Aspen Series	PIMCO Variable Insurance Trust
	Growth and Income Portfolio — Class B	VIP Equity-Income Portfolio — Service Class 2	Income Fund	Mid-Cap Value Equity Fund	S&P 500® Index Fund	Balanced Portfolio — Service Shares	High Yield Portfolio — Administrative Class Shares
	Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002			Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1	—	1	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—

Net investment income (expense)	—	—	1	—	1	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1	2	1	—	—	1	1
Unrealized appreciation (depreciation)	(3)	(3)	(2)	(1)	(4)	(1)	(1)
Capital gain distributions	—	—	1	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2)	(1)	—	(1)	(4)	—	—

Increase (decrease) in net assets from operations	$(2)	(1)	1	(1)	(3)	—	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	Alliance Variable Products Series Fund, Inc.	Fidelity Variable Insurance Products Fund (“VIP”)	GE Investments Funds, Inc.				Janus Aspen Series	PIMCO Variable Insurance Trust
	Growth and Income Portfolio — Class B	VIP Equity- Income Portfolio — Service Class 2	Income Fund	Mid-Cap Value Equity Fund	Money Market Fund	S&P 500® Index Fund	Balanced Portfolio — Service Shares	High Yield Portfolio — Administrative Class Shares
	Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002				Period from August 20, 2002 to December 31, 2002	Period from August 20, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	1	—	—	1	—	—
Net realized gain (loss)	1	2	1	—	—	—	1	1
Unrealized appreciation (depreciation) on investments	(3)	(3)	(2)	(1)	—	(4)	(1)	(1)
Capital gain distributions	—	—	1	—	—	—	—	—

Increase (decrease) in net assets from operations	(2)	(1)	1	(1)	—	(3)	—	—

From capital transactions:
Net premiums	85	85	42	43	213	86	43	43
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death Benefits	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(25)	(25)	(12)	(12)	(63)	(25)	(12)	(12)
Transfers (to) from the Guarantee Account	—	30	—	—	(30)	—	(1)	—
Transfers (to) from other subaccounts	30	—	15	15	(120)	30	15	15

Increase (decrease) in net assets from capital transactions (note 5)	90	90	45	46	—	91	45	46

Increase (decrease) in net assets	88	89	46	45	—	88	45	46
Net assets at beginning of year	—	—	—	—	—	—	—	—

Net assets at end of year	$88	89	46	45	—	88	45	46

Changes in units (note 5):
Units purchased	12	10	5	6	—	11	6	5
Units redeemed	(3)	(1)	(1)	(1)	—	(2)	(1)	(1)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	9	9	4	5	—	9	5	4

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Capital Life Separate Account III (the Account) is a separate investment account established in 2000 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, the Account commenced financial operations when GE Capital Life began sales of its flexible premium single life variable life insurance policy (policy form NY1260) and its flexible premium joint and last survivor life policy (policy form NY1261). There are 43 subaccounts offered through both of these policy forms. The subaccounts invest exclusively in the shares of portfolios of the underlying mutual funds that follow:

AIM Variable Insurance Funds:

    AIM V.I. Capital Appreciation Fund — Series I Shares

    AIM V.I. Growth Fund — Series I Shares

    AIM V.I. Premier Equity Fund — Series I Shares

Alliance Variable Products Series Fund, Inc.:

    Growth and Income Portfolio — Class B

    Premier Growth Portfolio — Class B

    Quasar Portfolio — Class B

Dreyfus:

    Dreyfus Investment Portfolios–Emerging Markets     Portfolio — Initial Shares

    The Dreyfus Socially Responsible Growth Fund,

        Inc. — Initial Shares

Federated Insurance Series:

    Federated High Income Bond Fund II — Service Shares

    Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (“VIP”):

VIP Equity-Income Portfolio — Service Class 2

VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund II (“VIP II”):

VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2

VIP III Mid Cap Portfolio — Service Class 2

GE Investments Funds, Inc.:

    Income Fund

Mid-Cap Value Equity Fund

Money Market Fund

Premier Growth Equity Fund

S&P 500® Index Fund

    Small-Cap Value Equity Fund

    U.S. Equity Fund

Janus Aspen Series:

    Aggressive Growth Portfolio — Service Shares

    Balanced Portfolio — Service Shares

    Capital Appreciation Portfolio — Service Shares

    Global Life Sciences Portfolio — Service Shares

    Global Technology Portfolio — Service Shares

    Growth Portfolio — Service Shares

    Growth Portfolio — Service Shares

    Worldwide Growth Portfolio — Service Shares

MFS® Variable Insurance Trust:

MFS® Investors Growth Stock Series — Service Class Shares

    MFS® Investors Trust Series — Service Class Shares

    MFS® New Discovery Series — Service Class Shares

    MFS® Utilities Series — Service Class Shares

Oppenheimer Variable Account Funds:

    Oppenheimer Global Securities Fund/VA —        Service Shares

Oppenheimer Main Street Growth & Income Fund/    VA — Service Shares

PIMCO Variable Insurance Trust:

    Foreign Bond Portfolio — Administrative Class Shares

    High Yield Portfolio — Administrative Class Shares

    Long-Term U.S. Government Portfolio —         Administrative Class Shares

    Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust:

OTC Fund

Van Kampen Life Investment Trust:

    Comstock Portfolio — Class II Shares

    Emerging Growth Portfolio — Class II Shares

All designated portfolios are series type mutual funds.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	$115	$25
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2	115	25
GE Investments Funds, Inc.:
Income Fund	57	10
Mid-Cap Value Equity Fund	58	12
Money Market Fund	213	213
S&P 500® Index Fund	116	24
Janus Aspen Series:
Balanced Portfolio — Service Shares	58	12
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class Shares	58	13

(4)	Related Party Transactions

(a)  GE Capital Life

Policy Form NY1260 and NY1261

Net premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

Certain policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

A mortality and expense risk charge is deducted monthly from a policy’s assets. This charge is for the mortality and expense risks that GE Capital Life assumes. This charge is equal to an effective annual rate of .50% of the first $100,000 of the policy’s unloaned assets in the subaccounts (.50% of the first $200,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .10% of the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Capital Life does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge, the mortality and expense risk charge (discussed above), a policy charge of $5 ($8 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first ten policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and risk class of the insured or both insureds for a joint and last survivor policy. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

(b)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves a principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

(c)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets an effective annual rate of .50% for the Income Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, and .35% for the S&P 500® Index Fund.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts, by subaccount, from capital transactions with policy owners, for the year or lesser period ended December 31, 2002, is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the year or lesser period ended December 31, 2002 follows.

Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type I units is zero due to the fact that the expense is deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the annual total return for the year or lesser period indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	$
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	9	$9.41	$88	0.00%	0.00%	(5.90%)
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	9	9.51	89	0.00%	0.00%	(4.90%)
GE Investments Funds, Inc.:
Income Fund
2002	4	10.32	46	0.00%	2.62%	3.20%
Mid-Cap Value Equity Fund
2002	5	9.40	45	0.00%	0.00%	(6.00%)
S&P 500® Index Fund
2002	9	9.44	88	0.00%	1.33%	(5.60%)
Janus Aspen Series:
Balanced Portfolio — Service Shares
2002	5	9.80	45	0.00%	0.00%	(2.00%)
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class Shares
2002	4	10.86	46	0.00%	0.00%	8.60%